Omega Flex, Inc. Stock Fund	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Master Trust [Line Items]
Omega Flex, Inc. Stock Fund

4.	Omega Flex, Inc. Stock Fund

All fund options within the Plan are intended to be participant directed, which means that each participant may invest his or her contributions, and any Company matching and profit sharing contributions in any one of the investment funds offered under the Plan from time to time. In addition to a number of funds offered by the Plan trustee, participants may elect to invest a portion of their contributions in an Omega Flex, Inc. stock fund that invests primarily in the common stock of Omega Flex, Inc. The Omega Flex, Inc. stock fund also includes the Fidelity Money Market Treasury Portfolio fund to provide liquidity. As of December 31, 2025 and 2024, the Plan held $199,485 and $298,029, respectively, of Omega Flex, Inc. common stock and $5,436 and $8,856, respectively, of Fidelity Money Market Treasury Portfolio fund in the Omega Flex, Inc. Stock Fund.